Commitments and Contingencies (Details Narrative) $ in Millions	Aug. 31, 2021 SGD ($)	Nov. 25, 2020 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Oct. 31, 2022 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
Commercial loan term		5 years			10 years
Commercial loan		$ 200,000			$ 7,400,000
Interest rate percentage		2.25%
Loan installments		60 months
Guarantee total			$ 1.8	$ 2,400,000
Contingencies amount	$ 2,200,000